Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2021
Receivables and other assets
Schedule of receivables and other assets

	December 31,	December 31,
	2021	2020
Current
Prepaid land lease	$11,504	$12,055
Prepaid expenses	330,186	175,840
Sales tax receivable	467,709	313,803
Other assets	—	1,722
Total Current	$809,399	$503,420
Non-current - Prepaid Land Lease	92,193	111,098
Total Prepaid expenses and other assets	$901,592	$614,518